Consolidated Statements of Comprehensive Income (Loss) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue
Total revenue	$ 3,638,087	$ 23,353,185	$ 17,757,283	$ 9,378,673
Cost of goods sold
Cost of finished cannabis inventory sold	(1,404,323)	(11,155,676)	(9,227,439)	(3,997,617)
Cost of service revenues	(89,210)	(308,641)		(154,353)
Gross profit, excluding fair value items	2,144,554	11,888,868	8,529,844	5,226,703
Realized fair value loss amounts in inventory sold	(460,647)	(2,573,151)	(3,685,338)	(950,461)
Unrealized fair value gain on growth of biological assets	686,867	3,355,797	3,278,572	1,824,226
Gross profit	2,370,774	12,671,514	8,123,078	6,100,468
Expenses
Accretion expense	216,493	1,026,732	491,781	949,811
Amortization of property and equipment	186,415	578,641	750,916	180,015
General and administrative	1,437,353	6,465,877	5,852,236	3,983,250
Share-based compensation	104,359	346,113	70,996	280,819
Total expenses	1,944,620	8,417,363	7,165,929	5,398,892
Income from operations	426,154	4,254,151	957,149	701,576
Other income and (expense)
Interest expense	(69,164)	(370,616)	(402,239)	(197,632)
Other income (expense)	49,678	441,487	(3,432)	(17,072)
Gain on debt settlement			453,858	141,180
Loss on settlement on non-controlling interest				(189,816)
Unrealized loss on marketable securities			(333,777)	(35,902)
Unrealized gain (loss) on derivative liability	336,981	(4,563,498)		(1,258,996)
Unrealized gain on warrants asset	400,016	129,113
Loss on disposal of property and equipment	(87,699)	(182,025)	(6,250)	(7,542)
Total other expense, net	629,812	(4,545,539)	(291,840)	(1,565,780)
Income (loss) from operations before taxes	1,055,966	(291,388)	665,309	(864,204)
Income tax (Note 20)	(383,539)	(370,932)	(245,358)	(150,543)
Net income (loss)	672,427	(662,320)	419,951	(1,014,747)
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation gain (loss)	6,106	(4,562)	(19,235)	(78,181)
Total comprehensive income (loss)	$ 678,533	$ (666,882)	$ 400,716	$ (1,092,928)
Gain (loss) per share attributable to shareholders – basic	$ 0.00	$ (0.00)	$ 0.00	$ (0.02)
Weighted average shares outstanding – basic	182,005,886	172,708,792	169,193,812	135,231,802
Gain (loss) per share attributable to shareholders – diluted	$ 0.00	$ (0.00)	$ 0.00	$ (0.02)
Weighted average shares outstanding – diluted	214,046,728	172,708,792	169,193,812	135,231,802
Net income (loss) for the year attributable to:
Non-controlling interest	$ 29,607	$ (129,279)	$ (27,507)	$ 1,395,558
Shareholders	642,820	(533,041)	447,458	(2,410,305)
Comprehensive income (loss) for the year attributable to:
Shareholders	648,926	(537,603)	428,223	(2,488,486)
Products [Member]
Revenue
Total revenue	3,542,037	22,424,169	17,757,283	9,034,618
Services [Member]
Revenue
Total revenue	$ 96,050	$ 929,016		$ 344,055